GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2024
Group Structure
Schedule of subsidiaries information

			12.31.2024	12.31.2023
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovables S.A.	Argentina	Generation	100.00%	100.00%
CISA (1)	Argentina	Trader & investment	-	100.00%
Ecuador Pipeline Holdings Limited	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
GASA	Argentina	Generation & Investment	100.00%	100.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
OCP (2)	Gran Cayman	Investment	100.00%	34.08%
Pampa Ecuador Inc	Nevis	Investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
PECSA	Chile	Trader	100.00%	100.00%
PESOSA	Argentina	Trader	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU (3)	Uruguay	Gas transportation	-	51.00%
VAR	Argentina	Generation	100.00%	100.00%
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	100.00%

(1)	See Note 5.1
(2)	See Note 5.2.1
(3)	Liquidated company.

Schedule of investments associates and Joint ventures

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity	Direct and indirect participation %
Joint ventures
CIESA (1)	Investment	12.31.2024	1	183	1,104	50.00%
Citelec (2)	Investment	12.31.2024	1	36	316	50.00%
CTB	Generation	12.31.2024	8	(38)	459	50.00%

(1)	The Company holds a 50% interest in CIESA, a company that holds a 51% interest in TGS’s capital stock; therefore, the Company has a 25.50% indirect interest in TGS.

As of December 31, 2024, TGS’s common shares and ADR traded on the BCBA and NYSE were listed at $ 7,020.00 and US$ 29.27, respectively, giving Pampa’s holding an approximate market value of $ 1,422,226 million.

(2)	The Company has a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2024, Transener’s common share price listed at the BCBA was $ 2,750.00, conferring Pampa’s indirect holding an approximate market value of $ 321,916 million.

Schedule of balances of investment in associates and joint ventures

	12.31.2024	12.31.2023
Disclosed in non-current assets
Associates
OCP (1)	-	23
TGS	-	14
Total associates	-	37

Joint ventures
CIESA	605	303
Citelec	158	82
CTB	230	250
Total joint ventures	993	635
Total associates and joint ventures	993	672

(1)	See Note 5.2.1.

Schedule of breakdown associates and joint ventures

	12.31.2024	12.31.2023	12.31.2022
Associates
OCP (1)	-	5	(1)
Refinor	-	-	(12)
TGS	1	3	7
Total associates	1	8	(6)

Joint ventures
CIESA	89	6	43
Citelec	18	2	3
CTB	(21)	(18)	41
Greenwind	-	-	24
OCP (1)	59	-	-
Total joint ventures	145	(10)	111
Total associates and joint ventures	146	(2)	105

(1)	See Note 5.2.1.

Schedule of evolution of investments in associates and joint ventures

	12.31.2024	12.31.2023	12.31.2022
At the beginning of the year	672	902	770
Dividends	(8)	-	(8)
Increases	39	1	1
Share repurchase	(37)	-	-
Decrease due to sale of equity interests	(38)	(58)	(6)
Decrease due to acquisition of control	(76)	-	(20)
Profit from sale/acquisition of equity interest	16	3	-
Share of profit/loss	146	(2)	116
Impairment	-	-	(11)
Exchange differences on translation	279	(174)	60
At the end of the year	993	672	902

Schedule of exploration and production of oil and gas

		Participation		Duration Up To
Name	Location	Direct	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	PAMPA	2053
El Mangrullo	Neuquén	100.00%	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	Tecpetrol	2027
El Tordillo	Chubut	35.67%	Tecpetrol	2027
Aguaragüe	Salta	15.00%	Tecpetrol	2037
Río Limay este (Ex Senillosa) (1)	Neuquén	85.00%	PAMPA	2040
Rincón de Aranda	Neuquén	100.00%	PAMPA	2058
Veta Escondida	Neuquén	55.00%	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	YPF	2052
Los Blancos (ex Chirete) (2)	Salta	50.00%	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este	Neuquén	85.00%	PAMPA	2025
Las Tacanas Norte	Neuquén	90.00%	PAMPA	2027

(1)	In February 2024, the execution of the environmental remediation plan approved by the Under-secretariat of Environment of the Province of Neuquén was completed, a necessary step to relinquish the block.
(2)	Operator in the process of removal (see Note 15.6).

Schedule of assets and liabilities

	12.31.2024	12.31.2023	12.31.2022

Non-current assets	151	112	227
Current assets	13	7	16

Total assets	164	119	243

Non-current Liabilities	52	17	25
Current Liabilities	26	29	53

Total liabilities	78	46	78

Production cost	99	94	85

Schedule of exploratory well costs

	12.31.2024	12.31.2023	12.31.2022

At the beginning of the year	32	37	42
Increases	6	2	2
Transferred to development	-	-	(7)
Derecognition of unproductive wells	(20)	(7)	-
At the end of the year	18	32	37

Number of wells at the end of the year	4	4	7